Post-Employment and Other Non-current Employee Benefits - Summary of Assumptions, Amounts of Benefits Expected to be Paid (Detail) $ in Millions	Dec. 31, 2023 MXN ($)
Pension and Retirement Plans
Disclosure of defined benefit plans [line items]
2024	$ 396
2025	222
2026	253
2027	346
2028	311
2029 - 2032	2,356
Seniority Premiums
Disclosure of defined benefit plans [line items]
2024	88
2025	77
2026	81
2027	88
2028	91
2029 - 2032	$ 533